                       GT GLOBAL FLOATING RATE FUND, INC.

                 SUPPLEMENT TO PROSPECTUS DATED MARCH 24, 1997

--------------------------------------------------------------------------------

The special compensation arrangement that was in effect for selected dealers during the Subscription Period
(as described on page 27 of the Prospectus) will remain in effect through May 30, 1997.

[LOGO]

FLOST704XXXM                                                      April 28, 1997